As filed with the Securities and Exchange Commission on February 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedules of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.56%
	Aerospace & Defense - 2.00%
26,447	Raytheon Co.	$1,349,855

	Air Freight & Logistics - 4.27%
37,367	C. H. Robinson Worldwide, Inc.	2,056,306
24,792	Expeditors International of Washington, Inc.	824,830
		2,881,136

	Biotechnology - 11.50%
22,041	Amgen, Inc.*	1,272,868
36,278	Celgene Corp.*	2,005,448
17,301	Cephalon, Inc.*	1,332,869
12,261	Genentech, Inc.*	1,016,559
41,788	Gilead Sciences, Inc.*	2,137,038
		7,764,782

	Capital Markets - 1.51%
63,135	The Charles Schwab Corp.	1,020,893

	Chemicals - 3.63%
15,928	Monsanto Co.	1,120,535
11,310	Potash Corporation of Saskatchewan, Inc.#	828,118
8,464	Praxair, Inc.	502,423
		2,451,076

	Communications Equipment - 1.34%
25,267	QUALCOMM, Inc.	905,317

	Computers & Peripherals - 5.96%
55,352	Hewlett-Packard Co.	2,008,724
23,963	International Business Machines Corp.	2,016,726
		4,025,450

	Diversified Consumer Services - 2.74%
24,151	Apollo Group, Inc. - Class A*	1,850,450

	Electronic Equipment & Instruments - 1.47%
32,319	FLIR Systems, Inc.*	991,547

	Energy Equipment & Services - 2.14%
31,168	Cameron International Corp.*	638,944
32,904	National-Oilwell Varco, Inc.*	804,174
		1,443,118

	Food & Staples Retailing - 7.28%
17,976	Costco Wholesale Corp.	943,740
59,253	The Kroger Co.	1,564,872
42,987	Wal-Mart Stores, Inc.	2,409,851
		4,918,463

	Food Products - 3.50%
29,085	Campbell Soup Co.	872,841
24,515	General Mills, Inc.	1,489,286
		2,362,127

	Health Care Equipment & Supplies - 3.46%
24,842	Baxter International, Inc.	1,331,283
11,957	C. R. Bard, Inc.	1,007,497
		2,338,780

	Health Care Providers & Services - 2.90%
46,782	Medco Health Solutions, Inc.*	1,960,634

	Hotels, Restaurants & Leisure - 3.47%
37,678	McDonald's Corp.	2,343,195

	Household Products - 1.92%
20,936	Procter & Gamble Co.	1,294,263

	Insurance - 3.05%
20,778	AFLAC, Inc.	952,464
24,177	Aon Corp.	1,104,405
		2,056,869

	IT Services - 3.94%
28,078	Accenture Ltd.#	920,678
22,772	Affiliated Computer Services, Inc.*	1,046,373
4,850	MasterCard, Inc. - Class A	693,210
		2,660,261

	Media - 2.06%
60,652	The DIRECTV Group, Inc.*	1,389,537

	Oil, Gas & Consumable Fuels - 8.03%
10,570	Devon Energy Corp.	694,555
12,600	EOG Resources, Inc.	838,908
10,919	Hess Corp.	585,695
26,789	Occidental Petroleum Corp.	1,607,072
58,602	Southwestern Energy Co.*	1,697,700
		5,423,930

	Pharmaceuticals - 6.41%
36,003	Abbott Laboratories	1,921,480
58,471	Bristol-Myers Squibb Co.	1,359,451
17,523	Johnson & Johnson	1,048,401
		4,329,332

	Road & Rail - 1.36%
19,521	Norfolk Southern Corp.	918,463

	Software - 5.47%
22,473	BMC Software, Inc.*	604,748
25,875	McAfee, Inc.*	894,499
123,775	Oracle Corp.*	2,194,531
		3,693,778

	Specialty Retail - 1.00%
4,819	AutoZone, Inc.*	672,106

	Textiles, Apparel & Luxury Goods - 1.17%
15,560	NIKE, Inc. - Class B	793,560

	Thrifts & Mortgage Finance - 2.18%
92,424	Hudson City Bancorp, Inc.	1,475,087

	Trading Companies & Distributors - 1.80%
11,952	Fastenal Co.	416,527
10,120	W.W. Grainger, Inc.	797,861
		1,214,388

	Total Common Stocks (Cost $66,788,013)	64,528,397

	SHORT-TERM INVESTMENTS - 4.26%
993,504	Aim Liquid Assets	993,504
1,884,205	AIM STIT-STIC Prime Portfolio	1,884,205
	Total Short-Term Investments (Cost $2,877,709)	2,877,709

	Total Investments in Securities (Cost $69,665,722) - 99.82%	67,406,106
	Other Assets in Excess of Liabilities - 0.18%	119,441
	Net Assets - 100.00%	$67,525,547

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows**:

Cost of investments	$71,512,049

Gross unrealized appreciation	$2,321,313
Gross unrealized depreciation	(6,427,256)
Net unrealized depreciation	$(4,105,943)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$67,406,106	$67,406,106	$ —	$ —
Total	$67,406,106	$67,406,106	$ —	$ —

Rigel U.S. Equity Small-Mid Cap Growth Fund
Schedule of Investments
at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.58%
	Aerospace & Defense - 2.90%
1,800	Aerovironment, Inc.*	$66,258
938	Axsys Technologies, Inc.*	51,459
		117,717

	Biotechnology - 9.48%
1,525	Alexion Pharmaceuticals, Inc.*	55,190
1,400	Cephalon, Inc.*	107,856
2,025	Emergent Biosolutions, Inc.*	52,873
1,050	Myriad Genetics, Inc.*	69,573
1,300	OSI Pharmaceuticals, Inc.*	50,765
775	United Therapeutics Corp.*	48,476
		384,733
	Chemicals - 1.77%
4,675	Calgon Carbon Corp.*	71,808

	Commercial Banks - 2.51%
2,275	Bank of the Ozarks, Inc.	67,431
1,800	Glacier Bancorp, Inc.	34,236
		101,667

	Commercial Services & Supplies - 4.87%
860	Clean Harbors, Inc.*	54,558
1,200	I H S, Inc.*	44,904
1,887	Stericycle, Inc.*	98,275
		197,737

	Communications Equipment - 1.49%
2,650	F5 Networks, Inc.*	60,579

	Construction & Engineering - 1.25%
1,650	Aecom Technology Corp.*	50,704

	Diversified Consumer Services - 4.68%
1,700	American Public Education, Inc.*	63,223
875	Capella Education Co.*	51,415
350	Strayer Education, Inc.	75,044
		189,682

	Diversified Financial Services - 1.32%
2,175	The Nasdaq OMX Group, Inc.*	53,744

	Electric Utilities - 1.59%
1,475	ITC Holdings Corp.	64,428

	Electronic Equipment & Instruments - 2.83%
3,400	Cogent, Inc.*	46,138
2,245	FLIR Systems, Inc.*	68,877
		115,015

	Energy Equipment & Services - 1.37%
925	Core Laboratories NV*#	55,371

	Food Products - 4.67%
2,050	Diamond Foods, Inc.	41,307
2,550	Flowers Foods, Inc.	62,118
825	Green Mountain Coffee Roasters, Inc.*	31,927
925	Ralcorp Holdings, Inc.*	54,020
		189,372

	Health Care Equipment & Supplies - 3.08%
2,550	Meridian Bioscience, Inc.	64,949
1,850	Thoratec Corp.*	60,107
		125,056

	Health Care Providers & Services - 7.34%
1,725	Amedisys, Inc.*	71,311
2,532	athenahealth, Inc.*	95,254
2,625	CardioNet, Inc.*	64,706
1,850	LHC Group, Inc.*	66,600
		297,871

	Household Products - 1.97%
1,425	Church & Dwight Co., Inc.	79,971

	Internet Software & Services - 2.39%
3,217	Open Text Corp.*#	96,928

	IT Services - 6.18%
600	Global Payments, Inc.	19,674
2,215	ManTech International Corp.*	120,031
5,700	SAIC, Inc.*	111,036
		250,741

	Life Sciences Tools & Services - 6.71%
625	Bio-Rad Laboratories, Inc. - Class A*	47,069
2,684	Icon plc - ADR	52,848
2,200	Illumina, Inc.*	57,310
1,950	Life Technologies Corp.*	45,454
3,964	QIAGEN N.V.*#	69,608
		272,289

	Machinery - 3.85%
875	Flowserve Corp.	45,062
774	Valmont Industries, Inc.	47,493
1,600	Wabtec Corp.	63,600
		156,155

	Metals & Mining - 1.95%
1,350	Compass Minerals International, Inc.	79,191

	Oil, Gas & Consumable Fuels - 4.15%
2,280	Arena Resources, Inc.*	64,045
1,275	CNX Gas Corp.*	34,807
3,050	Concho Resources, Inc.*	69,601
		168,453

	Personal Products - 1.72%
975	Chattem, Inc.*	69,742

	Road & Rail - 1.52%
2,025	Genesee & Wyoming, Inc. - Class A*	61,762

	Semiconductor & Semiconductor Equipment - 1.86%
2,275	Altera Corp.	38,015
1,700	Netlogic Microsystems, Inc.*	37,417
		75,432

	Software - 8.95%
2,475	ANSYS, Inc.*	69,028
1,894	Concur Technologies, Inc.*	62,161
2,750	McAfee, Inc.*	95,068
1,775	Quality Systems, Inc.	77,426
2,475	Solera Holdings, Inc.*	59,648
		363,331

	Specialty Retail - 3.09%
1,500	Aaron Rents, Inc.	39,930
2,040	The Buckle, Inc.	44,513
1,375	Ross Stores, Inc.	40,879
		125,322

	Textiles, Apparel & Luxury Goods - 1.53%
775	Deckers Outdoor Corp.*	61,899

	Thrifts & Mortgage Finance - 1.56%
3,975	Hudson City Bancorp, Inc.	63,441

	Total Common Stocks (Cost $4,456,902)	4,000,141

	SHORT-TERM INVESTMENTS - 1.60%
64,881	AIM STIT-STIC Prime Portfolio (Cost $64,881)	64,881

	Total Investments in Securities (Cost $4,521,783) - 100.18%	4,065,022
	Liabilities in Excess of Other Assets - (0.18)%	(7,445)
	Net Assets - 100.00%	$4,057,577

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows**:

Cost of investments	$4,542,246

Gross unrealized appreciation	$181,588
Gross unrealized depreciation	(658,812)
Net unrealized depreciation	$(477,224)

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAS 157 – Summary of Fair Value Exposure at December 31, 2008

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective with the beginning of the Fund’s fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2008:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$4,065,022	$4,065,022	$ —	$ —
Total	$4,065,022	$4,065,022	$ —	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    2/20/2009

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    2/20/2009

* Print the name and title of each signing officer under his or her signature.